Structured Entities - Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
FINANCIAL ASSETS
Trading loans, securities, and other	$ 148,318	$ 146,000
Non-trading financial assets at fair value through profit or loss	8,548	6,503
Derivatives	54,242	48,894
Financial assets designated at fair value through profit or loss	4,739	4,040
Financial assets at fair value through other comprehensive income	103,285	111,104
Debt securities at amortized cost, net of allowance for credit losses	227,679	130,497
Loans	717,523	684,608
Other	18,856	17,087
FINANCIAL LIABILITIES
Derivatives	53,203	50,051
Obligations related to securities sold short	34,999	29,656
Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	9,609	9,546
Non-trading financial assets at fair value through profit or loss	4,261	4,137
Derivatives	374	70
Financial assets designated at fair value through profit or loss	23	4
Financial assets at fair value through other comprehensive income	32,680	36,010
Debt securities at amortized cost, net of allowance for credit losses	104,942	85,456
Loans	2,139	1,319
Other	3,106	3,033
Total assets	157,134	139,575
FINANCIAL LIABILITIES
Derivatives	150	395
Obligations related to securities sold short	3,672	3,667
Total liabilities	3,822	4,062
Off-balance sheet exposure	22,825	22,689
Maximum exposure to loss from involvement with unconsolidated structured entities	176,137	158,202
Size of sponsored unconsolidated structured entities	49,348	48,906
Securitisation vehicles [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	8,764	8,450
Non-trading financial assets at fair value through profit or loss	3,680	3,649
Financial assets at fair value through other comprehensive income	30,278	34,451
Debt securities at amortized cost, net of allowance for credit losses	104,914	85,456
Loans	2,134	1,314
Other	8	6
Total assets	149,778	133,326
FINANCIAL LIABILITIES
Obligations related to securities sold short	3,337	3,164
Total liabilities	3,337	3,164
Off-balance sheet exposure	16,431	17,233
Maximum exposure to loss from involvement with unconsolidated structured entities	162,872	147,395
Size of sponsored unconsolidated structured entities	10,862	10,068
Investment funds and trusts [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Trading loans, securities, and other	845	1,096
Non-trading financial assets at fair value through profit or loss	513	488
Derivatives	368	64
Financial assets designated at fair value through profit or loss	23	4
Financial assets at fair value through other comprehensive income	2,395	1,550
Debt securities at amortized cost, net of allowance for credit losses	28
Loans	5	5
Total assets	4,177	3,207
FINANCIAL LIABILITIES
Derivatives	150	395
Obligations related to securities sold short	335	503
Total liabilities	485	898
Off-balance sheet exposure	5,105	4,234
Maximum exposure to loss from involvement with unconsolidated structured entities	8,797	6,543
Size of sponsored unconsolidated structured entities	37,286	37,638
Structured entities other [member] | Unconsolidated structured entities [member]
FINANCIAL ASSETS
Non-trading financial assets at fair value through profit or loss	68
Derivatives	6	6
Financial assets at fair value through other comprehensive income	7	9
Other	3,098	3,027
Total assets	3,179	3,042
FINANCIAL LIABILITIES
Off-balance sheet exposure	1,289	1,222
Maximum exposure to loss from involvement with unconsolidated structured entities	4,468	4,264
Size of sponsored unconsolidated structured entities	$ 1,200	$ 1,200